Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories at Lower of Cost or Market
Raw materials, components and sub-assemblies	$ 121	$ 114
Work in process	143	130
Finished goods	53	59
Total	$ 317	$ 303